EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Class A Shares of the Opportunistic Income, Long Duration Credit, Dynamic Asset Allocation and Multi-Asset Real Return Funds, as electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 30, 2015 (SEC Accession No. 0001104659-15-068411), in interactive data format.